Schedule of Inventories (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Inventory Disclosure [Abstract]
Raw materials	$ 542,489	$ 444,723
Work-in-progress	1,778,136	3,363,948
Finished goods	2,435,741	1,925,784
Total Inventories	$ 4,756,366	$ 5,734,455